SHARE CAPITAL - Share Capital (Details) - USD ($) $ in Millions	Jun. 30, 2022	May 25, 2022	Dec. 31, 2021
Disclosure of classes of share capital [line items]
Equity	$ 4,405		$ 1,499
Class A exchangeable shares
Disclosure of classes of share capital [line items]
Number of shares issued (in shares)	10,877,989		10,877,989
Equity	$ 532		$ 535
Class B shares
Disclosure of classes of share capital [line items]
Number of shares issued (in shares)	24,000		24,000
Equity	$ 1		$ 1
Class C shares
Disclosure of classes of share capital [line items]
Number of shares issued (in shares)	34,815,014	11,270,466	23,544,548
Equity	$ 1,413		$ 963
Class A Junior Preferred shares
Disclosure of classes of share capital [line items]
Number of shares issued (in shares)	98,351,547	98,351,547	0
Equity	$ 2,459		$ 0